WORKING CAPITAL LOANS	12 Months Ended
Dec. 31, 2025
Schedule Of Working Capital Loans Details
WORKING CAPITAL LOANS

Note 17 — WORKING CAPITAL LOANS

Working capital loans consist of the following:

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Loan I (a)	-	444,349	-	-
Loan II (b)	-	315,781	253,409	197,067
Total working capital loans	-	760,130	253,409	197,067
Less: current portion	-	(151,714)	(62,370)	(48,503)
Non-current portion	-	608,416	191,039	148,564

(a)	On April 26, 2024, the Company applied for a long-term working capital loan from a financial institution in the amount of S$500,000, which is repayable by 60 equal monthly instalments of S$10,138.50 with the first instalment to be paid on April 30, 2024. The working capital loan bore a fixed interest rate of 8.0% per annum. The loan was jointly secured by certain directors and shareholders of the Company. The loan was fully repaid in November 2025.

(b)	On May 2, 2024, the Company applied for a long-term working capital loan from a financial institution in the amount of S$350,000, which is repayable by 60 equal monthly instalments of S$7,054.94 with the first instalment to be paid on June 3, 2024. The working capital loan bears a fixed interest rate of 7.75% per annum. The loan was jointly secured by certain directors and shareholders of the Company.

The working capital loans were primarily obtained for general working capital purposes.

Interest expense on the working capital loans totaled S$Nil, S$41,952 and S$52,061 (US$40,486) for the year ended December 31, 2023, 2024 and 2025, respectively.